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Invesco Nasdaq Free Cash Flow Achievers ETF
Summary Information
Investment Objective
The Invesco Nasdaq Free Cash Flow Achievers ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq US Free Cash Flow Achievers™ Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Nasdaq Free Cash Flow Achievers ETF Invesco Nasdaq Free Cash Flow Achievers ETF
Management Fees	0.39%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.39%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years
Invesco Nasdaq Free Cash Flow Achievers ETF | Invesco Nasdaq Free Cash Flow Achievers ETF | USD ($)	40	125

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to track the performance of U.S.-listed companies with continuous and stable growth in free cash flow. Generally speaking, free cash flow refers to the cash a company has left over after accounting for operating expenses and capital expenditures; positive free cash flow may indicate a company’s financial health and efficiency and can suggest a company’s ability to generate sufficient revenue to maintain operations.
To be eligible for inclusion in the Underlying Index, an issuer must be included in the NASDAQ US Benchmark™ Index (a float adjusted, market capitalization-weighted index designed to track the performance of the U.S. equity market) and have had positive free cash flow in each of the past 11 years. The Underlying Index includes the top 50 eligible securities, based on the greatest number of years during that period when a company had a year-over-year increase in positive free cash flow. In the event that securities have the same number of years with positive year-over-year changes in free cash flow, the Underlying Index selects securities of companies with the highest compounded annual growth rate in share price over the past three years.
The Underlying Index is a modified market capitalization weighted index and may include companies in any industry or sector, other than the real estate and financials sectors, and of any market capitalization.
As of October 31, 2023, the Underlying Index was comprised of 50 constituents with market capitalizations ranging from $700 million to $1 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of the date of this Prospectus, the Underlying Index had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.